Consolidated Balance Sheets - USD ($) $ in Thousands	Feb. 26, 2017	Nov. 27, 2016	Nov. 29, 2015
Current Assets:
Cash and cash equivalents	$ 368,623	$ 375,563	$ 318,571
Trade receivables, net of allowance for doubtful accounts	406,689	479,018	498,196
Inventories:
Raw materials	3,157	2,454	3,368
Work-in-process	2,309	3,074	3,031
Finished goods	761,761	710,653	600,460
Total inventories	767,227	716,181	606,859
Other current assets	116,642	115,385	104,523
Total current assets	1,659,181	1,686,147	1,528,149
Property, plant and equipment, net of accumulated depreciation	380,389	393,605	390,829
Goodwill	234,518	234,280	235,041
Other intangible assets, net	42,929	42,946	43,350
Deferred tax assets, net	504,700	523,101	580,640
Other non-current assets	108,598	107,017	106,386
Total assets	2,930,315	2,987,096	2,884,395
Current Liabilities:
Short-term debt	34,150	38,922	114,978
Current maturities of long-term debt		0	32,625
Accounts payable	256,738	270,293	238,309
Accrued salaries, wages and employee benefits	141,992	180,740	182,430
Restructuring liabilities	2,243	4,878	20,141
Accrued interest payable	20,397	5,098	5,510
Accrued income taxes	13,260	9,652	6,567
Other accrued liabilities	263,003	252,160	245,607
Total current liabilities	731,783	761,743	846,167
Long-term debt	1,006,625	1,006,256	1,004,938
Long-term capital leases	15,428	15,360	12,320
Postretirement medical benefits	98,302	100,966	105,240
Pension liability	337,487	354,461	358,443
Long-term employee related benefits	67,924	73,243	73,342
Long-term income tax liabilities	20,876	20,150	26,312
Other long-term liabilities	58,724	63,796	56,987
Total liabilities	2,337,149	2,395,975	2,483,749
Commitments and contingencies
Temporary equity	86,197	79,346	68,783
Levi Strauss & Co. stockholders' equity
Common stock	375	375	375
Additional paid-in capital	0	1,445	3,291
Retained earnings	921,943	935,049	705,668
Accumulated other comprehensive loss	(417,558)	(427,314)	(379,066)
Total Levi Strauss & Co. stockholders' equity	504,760	509,555	330,268
Noncontrolling interest	2,209	2,220	1,595
Total stockholders' equity	506,969	511,775	331,863
Total liabilities, temporary equity and stockholders' equity	$ 2,930,315	$ 2,987,096	$ 2,884,395